Provision (Benefit) for Income Taxes Texuals (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Provision (Benefit) for Income Taxes (Textuals) [Abstract]
Deferred tax provision related to tax law change	$ 14
Income (Loss) from Continuing Operations before Income Taxes, Foreign		72	61	96
Deferred Tax Liabilities, Property, Plant and Equipment		133	117	72
Income Taxes Paid, Net		$ (28)	$ 2	$ 54